Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents on its Original currencies - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents on its Original currencies [Line Items]
Cash and cash equivalents	$ 27,576,622	$ 18,849,049
HKD [Member]
Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents on its Original currencies [Line Items]
Cash and cash equivalents	7,610,774	6,437,550
RMB [Member]
Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents on its Original currencies [Line Items]
Cash and cash equivalents	7,156,490	6,960,332
USD [Member]
Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents on its Original currencies [Line Items]
Cash and cash equivalents	12,723,146	5,253,021
VND [Member]
Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents on its Original currencies [Line Items]
Cash and cash equivalents	$ 86,212	$ 198,146